Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of maturities of the lease liability
For the Years Ended
2020 (reminder of year)	$50,000
2021	100,000
2022	100,000
2023	100,000
2024	100,000
Thereafter	216,667
Total lease payments	666,667
Less imputed interest	(132,674)
Maturities of lease liabilities	$533,993

For the Years Ended
2020 (remainder of year)	$270,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	2,025,000
Less imputed interest	(232,128)
Maturities of lease liabilities	$1,792,872

Supplemental balance sheet information related to leases
For the Years Ended
2020	$100,000
2021	100,000
2022	100,000
2023	100,000
2024	100,000
Thereafter	216,667
Total lease payments	716,667
Less imputed interest	151,587
Maturities of lease liabilities	$565,080

For the Years Ended
2020	$540,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	2,295,000
Less imputed interest	(294,245)
Maturities of lease liabilities	$2,000,755

Neese [Member]
Schedule of supplemental balance sheet information
June 30, 2020
Operating lease right-of-use lease asset	$624,157
Accumulated amortization	90,164
Net balance	$533,993

Lease liability, current portion	65,451
Lease liability, long term	468,542
Total operating lease liabilities	$533,993

Weighted Average Remaining Lease Term - operating leases	80 months

Weighted Average Discount Rate - operating leases	6.85%

December 31, 2019
Operating lease right-of-use lease asset	$624,157
Accumulated amortization	(59,077)
Net balance	$565,080

Lease liability, current portion	63,253
Lease liability, long term	501,827
Total operating lease liabilities	$565,080

Weighted Average Remaining Lease Term - operating leases	86 months

Weighted Average Discount Rate - operating leases	6.85%

Goedeker [Member]
Schedule of supplemental balance sheet information
June 30, 2020
Operating lease right-of-use lease asset	$2,300,000
Accumulated amortization	507,128
Net balance	$1,792,872

Lease liability, current portion	375,885
Lease liability, long term	1,416,987
Total operating lease liabilities	$1,792,872

Weighted Average Remaining Lease Term - operating leases	45 months

Weighted Average Discount Rate - operating leases	6.5%

December 31, 2019
Operating lease right-of-use lease asset	$2,300,000
Accumulated amortization	(299,335)
Net balance	$2,000,665

Lease liability, current portion	422,520
Lease liability, long term	1,578,235
Total operating lease liabilities	$2,000,755

Weighted Average Remaining Lease Term - operating leases	51 Months

Weighted Average Discount Rate - operating leases	6.5%